Intangible Asset (Tables)	12 Months Ended
Jun. 30, 2023
Intangible assets [Abstract]
Schedule of Intangible Asset
	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
30 June 2023

Cost
As at 1 July	31,864,594	108,183,437	29,884,537	169,932,568
Additions	-	-	47,799	47,799
Disposal	-	-	(47,799)	(47,799)
As at 30 June	31,864,594	108,183,437	29,884,537	169,932,568
Accumulated Amortisation
As at 1 July	(3,451,997)	(27,426,567)	-	(30,878,564)
Charge for the year	(3,186,460)	(19,236,688)	-	(22,423,148)
As at 30 June	(6,638,457)	(46,663,255)	-	(53,301,712)
Net carrying amount
As at 30 June 2023	25,226,137	61,520,182	29,884,537	116,630,856
	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
30 June 2022

Cost
As at 1 July	31,864,594	30,183,437	22,150,110	84,198,141
Additions	-	78,000,000	7,734,427	85,734,427
As at 30 June	31,864,594	108,183,437	29,884,537	169,932,568
Accumulated Amortisation
As at 1 July	(265,539)	(15,189,879)	-	(15,455,418)
Charge for the year	(3,186,458)	(12,236,688)	-	(15,423,146)
As at 30 June	(3,451,997)	(27,426,567)	-	(30,878,564)
Net carrying amount
As at 30 June 2022	28,412,597	80,756,870	29,884,537	139,054,004